UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F
Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if amendment [   ]; Amendment Number: ______
This Amendment (Check only one.):	[    ] is a restatement.
					[    ] adds new holdings
					        entries.

Institutional Investment Manager Filing this Report:

Name: 		Douglas, Noyes & Co., Inc.
Address:	50 Broad Street, 12 FL
		New York, NY 10004

Form 13F File Number:   28-6442

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		David R. Shailer
Title:		Executive Vice-President
Phone:		(212)668-3040

Signature, Place, and Date of Signing:

David R. Shailer 	New York, NY 	8/9/01
Signature		City, State	Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

Form 13F SUMMARY



Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 68

Form 13F Information Table Value Total:	$ 116,000
						(Thousands)

List of Other Included Managers:

Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

		title							 			voting 	authority
		of			value	shares/		Put/	invstmt	other
name of issuer	class	cusip		x$1000	prn amt	sh/prn	Call	dscretn	managers	 sole 	shared	none
---------------	-----	-------		------	------	------	-------	------	------- 	-------	-----	-----
AMER INTL GP	com	026874107	4900	57650	sh		sole			0	0	57650
ANHEUSER-BUSCH	com	035229103	2422	58800	sh		sole			6000	0	52800
AOL TIME WARNER	com	00184A105	3352	63250	sh		sole			1100	0	62150
B J SERVICES	com	055482103	968	33400	sh		sole			0	0	33400
BANK OF NY	com	064057102	3463	72150	sh		sole			0	0	72150
BAXTER INTER	com	071813109	333	6600	sh		sole			0	0	6600
BELLSOUTH CORP	com	079860102	928	23050	sh		sole			3400	0	19650
BP PLC ADR	com	055622104	403	8104	sh		sole			0	0	8104
BRISTOL-MYERS	com	110122108	606	11600	sh		sole			10000	0	1600
CISCO SYSTEMS	com	17275R102	2800	152510	sh		sole			0	0	152510
CITIGROUP	com	172967101	3624	68593	sh		sole			2000	0	66593
COACH INC.	com	189754104	1198	31500	sh		sole			0	0	31500
COCA COLA	com	191216100	1892	42050	sh		sole			8000	0	34050
COLGATE-PALM	com	194162103	1191	20193	sh		sole			0	0	20193
COOPER CAMERON 	com	216640102	2615	46875	sh		sole			1700	0	45175
COX COMM	pfd cnv	224044305	403	6950	sh		sole			2000	0	4950
CVS CORPORATION	com	126650100	2410	62445	sh		sole			0	0	62445
DARDEN REST	com	237194105	574	20600	sh		sole			0	0	20600
DISNEY WALT 	com	254687106	556	19250	sh		sole			0	0	19250
EL PASO CORP 	com	28336L109	661	12593	sh		sole			3000	0	9593
ENGELHARD CORP	com	292845104	1346	52200	sh		sole			0	0	52200
EXXON MOBIL	com	30231g102	491	5624	sh		sole			0	0	5624
FLEETBOSTON FIN	com	339030108	351	8900	sh		sole			4400	0	4500
FMC TECHS INC.	com	30249u101	1205	58400	sh		sole			0	0	58400
FPL GROUP	com	302571104	204	3400	sh		sole			3000	0	400
GENERAL ELEC	com	369604103	8604	176505	sh		sole			14400	0	162105
HALLIBURTON CO	com	406216101	1626	45700	sh		sole			2600	0	43100
HELMERICH &  	com	423452101	918	29800	sh		sole			0	0	29800
HOME DEPOT	com	437076102	2134	45850	sh		sole			0	0	45850
IBM		com	459200101	6307	55822	sh		sole			0	0	55822
IMS HEALTH	com	449934108	2285	80200	sh		sole			0	0	80200
JOHNSON & JOHN	com	478160104	307	6150	sh		sole			0	0	6150
KINDER MORGAN 	com	494550106	488	7105	sh		sole			0	0	7105
LABORATORY 	com	50540r409	1368	17800	sh		sole			0	0	17800
MANOR CARE	com	564055101	688	21700	sh		sole			0	0	21700
MDU RES GROUP 	com	552690109	288	9125	sh		sole			0	0	9125
MEDTRONIC INC.	com	585055106	2995	65100	sh		sole			0	0	65100
MELLON FINL	com	58551a108	407	9100	sh		sole			0	0	9100
MERCK & CO	com	589331107	5563	87059	sh		sole			5200	0	81859
MINNESOTA MIN	com	604059105	2179	19100	sh		sole			0	0	19100
MIRANT CORP	com	604675108	1104	32100	sh		sole			0	0	32100
NOKIA CORP ADR	com	654902204	2394	107900	sh		sole			0	0	107900
NORTHERN TRUST	com	665859104	2996	47950	sh		sole			0	0	47950
ORACLE SYSTEMS 	com	68389X105	320	17150	sh		sole			0	0	17150
OUTBACK STEAK	com	689899102	1850	64250	sh		sole			0	0	64250
PATTERSON UTI	com	703481101	1388	79450	sh		sole			0	0	79450
PEPSICO INC	com	713448108	1871	42350	sh		sole			0	0	42350
PFIZER INC	com	717081103	2739	68410	sh		sole			0	0	68410
PROCTER & GAM	com	742718109	315	4950	sh		sole			0	0	4950
PURCHASESOFT	com	746145101	22	12500	sh		sole			0	0	12500
ROYAL DUTCH 	com	780257804	387	6650	sh		sole			0	0	6650
SAFEWAY INC COM	com	786514208	1618	33725	sh		sole			3200	0	30525
SANTA FE INTL	com	g7805c108	2473	82850	sh		sole			0	0	82850
SCHERING-PLOUGH	com	806605101	262	7250	sh		sole			0	0	7250
SCHLUMBERGER	com	806857108	363	6900	sh		sole			0	0	6900
SCIENTIFIC ATL	com	808655104	259	6400	sh		sole			0	0	6400
ST. PAUL COS	com	792860108	202	4000	sh		sole			0	0	4000
STATE ST CORP	com	857477103	247	5000	sh		sole			0	0	5000
SUNTRUST BANKS	com	867914103	1217	18800	sh		sole			1500	0	17300
TIDEWATER	com	886423102	1786	47400	sh		sole			0	0	47400
TIFFANY & CO	com	886547108	4824	133200	sh		sole			0	0	133200
TRANSOCEAN SED	com	893817106	344	8349	sh		sole			0	0	8349
TYCO INTERNL	com	902124106	2571	47175	sh		sole			0	0	47175
WAL MART STORES	com	931142103	341	7000	sh		sole			0	0	7000
WASHINGTON MUT	com	939322103	3010	80175	sh		sole			0	0	80175
WASTE MANGMNT	com	94106L109	2299	74600	sh		sole			0	0	74600
WATERS CORP	com	941848103	2325	84210	sh		sole			0	0	84210
WILLIAMS COS	com	969457100	1420	43100	sh		sole			0	0	43100
